Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit | $ / shares	1,000
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625
Offering Note

(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 was deferred pursuant to Rules 456(b) and 456(r) under the Securities Act and is paid herewith.